Nationwide®

VA Separate Account-A

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

FHL–108 –12/07

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

American Century VP – Balanced Fund – Class I (ACVPBal) 374,400 shares (cost $2,459,722)	$2,744,354

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead) 920 shares (cost $17,465)	15,766

Federated IS – High Income Bond Fund II – Primary Shares (FedHiInc) 2,086 shares (cost $16,024)	15,624

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 1,530 shares (cost $35,639)	36,592

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 387,798 shares (cost $14,752,728)	17,497,436

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 1,535 shares (cost $31,306)	38,855

MFS VIT – Total Return Series – Initial Class (MFSTotReSe) 840 shares (cost $14,639)	18,204

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 413,846 shares (cost $4,907,336)	4,813,023

Nationwide VIT – Growth Fund – Class I (NVITGrowth) 98,868 shares (cost $1,223,387)	1,433,580

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 856,730 shares (cost $856,730)	856,730

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 839,572 shares (cost $9,280,852)	11,409,787

Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal) 390,296 shares (cost $3,809,582)	5,105,073

Total investments	43,985,024

Accounts receivable	–

Total assets	43,985,024

Accounts payable	20

Contract owners’ equity (note 4)	$43,985,004

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	ACVPBal	FedAmLead	FedHiInc	FidVIPEI	FidVIPGr	FidVIPOv	MFSTotReSe
Reinvested dividends	$663,289	66,256	246	1,214	694	142,950	1,221	462
Mortality and expense risk charges (note 2)	(594,824)	(40,033)	(244)	(221)	(551)	(224,169)	(519)	(258)

Net investment income (loss)	68,465	26,223	2	993	143	(81,219)	702	204

Proceeds from mutual fund shares sold	10,361,853	657,918	244	221	28,050	3,872,969	519	258
Cost of mutual fund shares sold	(10,927,128)	(642,928)	(230)	(231)	(24,395)	(4,880,844)	(439)	(184)

Realized gain (loss) on investments	(565,275)	14,990	14	(10)	3,655	(1,007,875)	80	74
Change in unrealized gain (loss) on investments	5,744,050	(91,568)	(3,787)	(679)	(6,927)	4,912,748	2,158	(232)

Net gain (loss) on investments	5,178,775	(76,578)	(3,773)	(689)	(3,272)	3,904,873	2,238	(158)

Reinvested capital gains	775,126	161,316	1,835	–	3,059	14,387	2,323	442

Net increase (decrease) in contract owners’ equity resulting from operations	$6,022,366	110,961	(1,936)	304	(70)	3,838,041	5,263	488

Investment activity:	NVITGvtBd	NVITGrowth	NVITMyMkt	NVITNWFund	NBTBal
Reinvested dividends	$218,428	2,461	40,968	128,926	59,463
Mortality and expense risk charges (note 2)	(65,241)	(19,152)	(11,535)	(163,796)	(69,105)

Net investment income (loss)	153,187	(16,691)	29,433	(34,870)	(9,642)

Proceeds from mutual fund shares sold	1,036,469	549,638	619,782	2,600,221	995,564
Cost of mutual fund shares sold	(1,105,201)	(624,850)	(619,782)	(2,217,199)	(810,845)

Realized gain (loss) on investments	(68,732)	(75,212)	–	383,022	184,719
Change in unrealized gain (loss) on investments	189,691	325,473	–	(100,256)	517,429

Net gain (loss) on investments	120,959	250,261	–	282,766	702,148

Reinvested capital gains	–	–	–	591,764	–

Net increase (decrease) in contract owners’ equity resulting from operations	$274,146	233,570	29,433	839,660	692,506

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		ACVPBal		FedAmLead		FedHiInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$68,465	(39,738)	26,223	23,273	2	9	993	1,010
Realized gain (loss) on investments	(565,275)	(1,946,141)	14,990	(25,791)	14	21	(10)	(12)
Change in unrealized gain (loss) on investments	5,744,050	5,120,473	(91,568)	36,005	(3,787)	375	(679)	301
Reinvested capital gains	775,126	276,989	161,316	222,338	1,835	1,928	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,022,366	3,411,583	110,961	255,825	(1,936)	2,333	304	1,299

Equity transactions:
Purchase payments received from contract owners (note 3)	201,706	331,251	4,703	17,118	–	–	–	–
Transfers between funds	–	–	2,410	38,026	–	–	–	–
Redemptions (note 3)	(8,181,316)	(10,443,630)	(554,167)	(658,250)	–	–	–	–
Annuity benefits	(18,183)	(16,426)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(55,738)	(64,290)	(4,056)	(4,566)	–	–	–	–
Contingent deferred sales charges (note 2)	(12,699)	(5,651)	(544)	(399)	–	–	–	–
Adjustments to maintain reserves	2,220	2,169	(18)	(4)	1	(2)	(1)	(1)

Net equity transactions	(8,064,010)	(10,196,577)	(551,672)	(608,075)	1	(2)	(1)	(1)

Net change in contract owners’ equity	(2,041,644)	(6,784,994)	(440,711)	(352,250)	(1,935)	2,331	303	1,298
Contract owners’ equity beginning of period	46,026,648	52,811,642	3,185,055	3,537,305	17,691	15,360	15,320	14,022

Contract owners’ equity end of period	$43,985,004	46,026,648	2,744,344	3,185,055	15,756	17,691	15,623	15,320

CHANGES IN UNITS:
Beginning units	1,638,177	2,016,041	257,528	309,457	767	767	912	912

Units purchased	82,434	73,016	4,804	7,222	–	–	–	–
Units redeemed	(346,600)	(450,880)	(48,074)	(59,151)	–	–	–	–

Ending units	1,374,011	1,638,177	214,258	257,528	767	767	912	912

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEI		FidVIPGr		FidVIPOv		MFSTotReSe
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$143	1,125	(81,219)	(165,357)	702	(168)	204	151
Realized gain (loss) on investments	3,655	13	(1,007,875)	(2,017,878)	80	23	74	58
Change in unrealized gain (loss) on investments	(6,927)	1,819	4,912,748	3,137,044	2,158	4,705	(232)	938
Reinvested capital gains	3,059	7,070	14,387	–	2,323	182	442	513

Net increase (decrease) in contract owners’ equity resulting from operations	(70)	10,027	3,838,041	953,809	5,263	4,742	488	1,660

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	65,114	98,130	–	–	–	–
Transfers between funds	–	–	(365,894)	(74,176)	–	–	–	–
Redemptions (note 3)	(27,496)	–	(3,036,782)	(3,951,456)	–	–	–	–
Annuity benefits	–	–	(9,355)	(8,386)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(21,620)	(25,468)	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(5,452)	(2,028)	–	–	–	–
Adjustments to maintain reserves	13	(4)	1,191	1,050	(3)	(2)	(2)	(2)

Net equity transactions	(27,483)	(4)	(3,372,798)	(3,962,334)	(3)	(2)	(2)	(2)

Net change in contract owners’ equity	(27,553)	10,023	465,243	(3,008,525)	5,260	4,740	486	1,658
Contract owners’ equity beginning of period	64,156	54,133	17,032,251	20,040,776	33,585	28,845	17,705	16,047

Contract owners’ equity end of period	$36,603	64,156	17,497,494	17,032,251	38,845	33,585	18,191	17,705

CHANGES IN UNITS:
Beginning units	2,023	2,023	524,256	651,130	1,670	1,670	785	785

Units purchased	–	–	9,334	10,247	–	–	–	–
Units redeemed	(870)	–	(104,152)	(137,121)	–	–	–	–

Ending units	1,153	2,023	429,438	524,256	1,670	1,670	785	785

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGvtBd		NVITGrowth		NVITMyMkt		NVITNWFund
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$153,187	158,217	(16,691)	(20,047)	29,433	25,952	(34,870)	(32,342)
Realized gain (loss) on investments	(68,732)	(69,141)	(75,212)	(118,092)	–	–	383,022	167,802
Change in unrealized gain (loss) on investments	189,691	(26,606)	325,473	199,990	–	–	(100,256)	1,346,219
Reinvested capital gains	–	44,958	–	–	–	–	591,764	–

Net increase (decrease) in contract owners’ equity resulting from operations	274,146	107,428	233,570	61,851	29,433	25,952	839,660	1,481,679

Equity transactions:
Purchase payments received from contract owners (note 3)	15,274	20,658	30,863	8,371	5,000	68,244	47,241	86,295
Transfers between funds	187,668	(122,228)	(30,462)	(80,414)	349,138	220,890	(181,991)	10,530
Redemptions (note 3)	(990,193)	(1,139,198)	(274,240)	(262,656)	(328,902)	(366,459)	(2,064,429)	(2,594,522)
Annuity benefits	–	–	–	–	–	–	(5,159)	(4,692)
Annual contract maintenance charges (note 2)	(5,876)	(6,973)	(1,995)	(2,124)	(885)	(989)	(15,035)	(16,984)
Contingent deferred sales charges (note 2)	(5,102)	(708)	(219)	(86)	–	(203)	(1,223)	(1,563)
Adjustments to maintain reserves	(17)	32	(4)	7	(18)	(33)	622	605

Net equity transactions	(798,246)	(1,248,417)	(276,057)	(336,902)	24,333	(78,550)	(2,219,974)	(2,520,331)

Net change in contract owners’ equity	(524,100)	(1,140,989)	(42,487)	(275,051)	53,766	(52,598)	(1,380,314)	(1,038,652)
Contract owners’ equity beginning of period	5,337,119	6,478,108	1,476,097	1,751,148	802,936	855,534	12,790,102	13,828,754

Contract owners’ equity end of period	$4,813,019	5,337,119	1,433,610	1,476,097	856,702	802,936	11,409,788	12,790,102

CHANGES IN UNITS:
Beginning units	190,560	235,928	84,033	104,468	47,555	52,279	318,066	385,898

Units purchased	7,897	15,698	13,644	2,053	36,637	20,753	6,353	14,363
Units redeemed	(35,966)	(61,066)	(28,502)	(22,488)	(35,132)	(25,477)	(58,800)	(82,195)

Ending units	162,491	190,560	69,175	84,033	49,060	47,555	265,619	318,066

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTBal
Investment activity:	2007	2006
Net investment income (loss)	$(9,642)	(31,561)
Realized gain (loss) on investments	184,719	116,856
Change in unrealized gain (loss) on investments	517,429	419,683
Reinvested capital gains	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	692,506	504,978

Equity transactions:
Purchase payments received from contract owners (note 3)	33,511	32,435
Transfers between funds	39,131	7,372
Redemptions (note 3)	(905,107)	(1,471,089)
Annuity benefits	(3,669)	(3,348)
Annual contract maintenance charges (note 2)	(6,271)	(7,186)
Contingent deferred sales charges (note 2)	(159)	(664)
Adjustments to maintain reserves	456	523

Net equity transactions	(842,108)	(1,441,957)

Net change in contract owners’ equity	(149,602)	(936,979)
Contract owners’ equity beginning of period	5,254,631	6,191,610

Contract owners’ equity end of period	$5,105,029	5,254,631

CHANGES IN UNITS:
Beginning units	210,022	270,724

Units purchased	3,765	2,680
Units redeemed	(35,104)	(63,382)

Ending units	178,683	210,022

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)

American Century VP – International Fund – Class I (ACVPInt)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

Federated IS – High Income Bond Fund II – Primary Shares (FedHiInc)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Emerging Growth Series – Initial Class (MFSEmerGro)*

MFS VIT – Total Return Series – Initial Class (MFSTotReSe)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

    (formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)*

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal)

*At December 31, 2007, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in–First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year, After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company offers two products through the Account, the NLAIC Annuity product and the Eagle Choice product. The following contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts an annual contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the Eagle Choice contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively; for the Eagle Choice contracts a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.15%, respectively. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007.

	Total	ACVPBal	FedAmLead	FedHiInc	FidVIPEI	FidVIPGr	FidVIPOv	MFSTotReSe
1.30%	$593,031	40,033	–	–	–	224,169	–	–
1.40%	1,793	–	244	221	551	–	519	258

Totals	$594,824	40,033	244	221	551	224,169	519	258

	NVITGvtBd	NVITGrowth	NVITMyMkt	NVITNWFund	NBTBal
1.30%	$65,241	19,152	11,535	163,796	69,105
1.40%	–	–	–	–	–

Totals	$65,241	19,152	11,535	163,796	69,105

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $86,956 and $84,416, respectively, and total transfers from the Account to the fixed account were $116,825 and $227,223, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $9,273 and $20,552 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

    NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Balanced Fund – Class I
2007	1.30%	214,258	$12.808596	$2,744,344	2.23%	3.56%
2006	1.30%	257,528	12.367801	3,185,055	1.97%	8.20%
2005	1.30%	309,457	11.430683	3,537,305	1.90%	3.57%
2004	1.30%	371,104	11.036175	4,095,569	1.76%	8.35%
2003	1.30%	461,567	10.185550	4,701,314	2.56%	17.91%
Federated IS – American Leaders Fund II – Primary Shares
2007	1.40%	767	20.542938	15,756	1.47%	-10.94%
2006	1.40%	767	23.065511	17,691	1.41%	15.18%
2005	1.40%	767	20.026048	15,360	1.47%	3.56%
2004	1.40%	768	19.338318	14,852	1.91%	8.24%
2003	1.40%	1,743	17.865693	31,140	1.45%	25.91%
Federated IS – High Income Bond Fund II – Primary Shares
2007	1.40%	912	17.130075	15,623	7.85%	1.97%
2006	1.40%	912	16.798651	15,320	8.27%	9.26%
2005	1.40%	912	15.375187	14,022	7.98%	1.22%
2004	1.40%	912	15.189419	13,853	6.87%	8.91%
2003	1.40%	912	13.946223	12,719	7.23%	20.51%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.40%	1,153	31.745607	36,603	1.38%	0.10%
2006	1.40%	2,023	31.713457	64,156	3.28%	18.52%
2005	1.40%	2,023	26.758789	54,133	1.56%	4.39%
2004	1.40%	2,023	25.634055	51,858	1.73%	9.97%
2003	1.40%	2,805	23.310338	65,385	1.69%	28.51%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	1.30%	429,438	40.455652	17,373,194	0.83%	25.31%
2006	1.30%	524,256	32.285532	16,925,884	0.41%	5.46%
2005	1.30%	651,130	30.612671	19,932,828	0.51%	4.43%
2004	1.30%	814,161	29.314781	23,866,951	0.27%	2.03%
2003	1.30%	993,685	28.730299	28,548,867	0.28%	31.12%
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.40%	1,670	23.260397	38,845	3.37%	15.66%
2006	1.40%	1,670	20.110798	33,585	0.84%	16.43%
2005	1.40%	1,670	17.272664	28,845	0.60%	17.38%
2004	1.40%	1,671	14.714573	24,588	1.20%	12.05%
2003	1.40%	2,025	13.132716	26,594	0.75%	41.36%
MFS VIT – Total Return Series – Initial Class
2007	1.40%	785	23.173470	18,191	2.57%	2.75%
2006	1.40%	785	22.553664	17,705	2.27%	10.33%
2005	1.40%	785	20.441579	16,047	2.00%	1.38%
2004	1.40%	785	20.162536	15,828	0.98%	9.76%
2003	1.40%	1,840	18.369150	33,799	1.70%	14.69%
Nationwide VIT – Government Bond Fund – Class I
2007	1.30%	162,491	29.620219	4,813,019	4.30%	5.76%
2006	1.30%	190,560	28.007554	5,337,119	3.97%	2.00%
2005	1.30%	235,928	27.457989	6,478,108	3.56%	1.92%
2004	1.30%	299,705	26.939467	8,073,893	5.45%	1.92%
2003	1.30%	365,935	26.432024	9,672,403	3.19%	0.67%
Nationwide VIT – Growth Fund – Class I
2007	1.30%	69,175	20.724395	1,433,610	0.17%	17.98%
2006	1.30%	84,033	17.565687	1,476,097	0.05%	4.79%
2005	1.30%	104,468	16.762531	1,751,148	0.08%	5.12%
2004	1.30%	120,486	15.946096	1,921,281	0.30%	6.75%
2003	1.30%	143,283	14.937671	2,140,314	0.02%	31.02%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Money Market Fund – Class I
2007	1.30%	49,060	$17.462322	$856,702	4.94%	3.42%
2006	1.30%	47,555	16.884372	802,936	4.43%	3.18%
2005	1.30%	52,279	16.364776	855,534	2.79%	1.34%
2004	1.30%	66,933	16.148866	1,080,892	0.81%	-0.50%
2003	1.30%	108,259	16.229879	1,757,030	0.62%	-0.68%

Nationwide VIT – Nationwide Fund – Class I
2007	1.30%	265,619	42.735674	11,351,407	1.07%	6.77%
2006	1.30%	318,066	40.026869	12,731,186	1.05%	12.15%
2005	1.30%	385,898	35.688932	13,772,287	0.87%	6.05%
2004	1.30%	491,383	33.653268	16,536,644	1.22%	8.32%
2003	1.30%	589,962	31.067022	18,328,362	0.55%	25.86%

Neuberger Berman AMT – Balanced Portfolio – I Class Shares
2007	1.30%	178,683	28.299559	5,056,650	1.15%	14.09%
2006	1.30%	210,022	24.803958	5,209,377	0.76%	9.23%
2005	1.30%	270,724	22.707466	6,147,456	0.92%	7.77%
2004	1.30%	333,788	21.071030	7,033,257	1.16%	7.89%
2003	1.30%	386,824	19.530231	7,554,762	1.66%	14.77%

2007 Reserves for annuity contracts in payout phase:	231,060

2007 Contract owners’ equity	$43,985,004

2006 Reserves for annuity contracts in payout phase:	210,537

2006 Contract owners’ equity	$46,026,648

2005 Reserves for annuity contracts in payout phase:	208,569

2005 Contract owners’ equity	$52,811,642

2004 Reserves for annuity contracts in payout phase:	216,598

2004 Contract owners’ equity	$62,946,064

2003 Reserves for annuity contracts in payout phase:	257,331

2003 Contract owners’ equity	$73,130,020

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VA Separate Account-A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio March 18, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company